                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06052

             Morgan Stanley Municipal Income Opportunities Trust III
               (Exact name of registrant as specified in charter)

                   522 Fifth Avenue, New York, New York 10036
               (Address of principal executive offices) (Zip code)

                                Ronald E. Robison
                   522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-296-6990

Date of fiscal year end: March 31, 2008

Date of reporting period: December 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY MUNICIPAL INCOME OPPORTUNITIES TRUST III
PORTFOLIO OF INVESTMENTS DECEMBER 31, 2007 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                                          COUPON   MATURITY
THOUSANDS                                                                           RATE      DATE        VALUE
---------                                                                          ------   --------   -----------
            TAX-EXEMPT MUNICIPAL BONDS  (105.9%)
            ALABAMA (1.3%)
   $1,000   Colbert County - Northwest Health Care Authority, Alabama,
               Helen Keller Hospital, Ser 2003                                       5.75%  06/01/27   $ 1,003,400
                                                                                                       -----------
            ALASKA (0.5%)
      500   Northern Tobacco Securitization Corporation, Alaska,
               Asset Backed, Ser 2006 A                                              5.00   06/01/46       413,405
                                                                                                       -----------
            ARIZONA (3.7%)
      400   Pima County Arizona Industrial Development Authority Water & Sewer       6.55   12/01/37       390,900
    1,000   Pima County Industrial Development Authority, Arizona, Noah
            Webster Basic School Ser 2004 A                                         6.125   12/15/34     1,010,660
    1,500   Salt Verde Financial Corp Ser 2007@@                                    5.250   12/01/24     1,519,283
                                                                                                       -----------
                                                                                                         2,920,843
                                                                                                       -----------
            CALIFORNIA (10.5%)
      980   California County Tobacco Securitization Agency, Gold County
               Settlement Funding Corp, Ser 2006                                     0.00   06/01/33       173,254
      500   California Housing Finance Agency, RITES PA 1417 Ser 2006 (AMT)         5.528#  08/01/31       358,000
      500   California Housing Finance Agency, RITES PA 1417 Ser 2006 (AMT)         5.678#  08/01/36       340,290
    1,500   California Statewide Community Development Authority, Lancer
            Educational Housing LLC Ser 2007                                        5.625   06/01/33     1,427,025
      475   Carlsbad Community Facility District #3, California, Ser 2006            5.30   09/01/36       428,821
    2,000   Golden State Tobacco Securitization Corporation, California,
               Asset Backed Refg (WI), Ser 2007 A-1@@                               5.125   06/01/47     1,686,641
      450   Quechan Indian Tribe FT Yuma                                             7.00   12/01/27       449,915
    1,000   Sacramento Financing Authority, California, Convention Center Hotel,
               1999 Ser A                                                            6.25   01/01/30       980,580
    1,300   San Diego County, California, San Diego Natural History Museum
               COPs                                                                  5.60   02/01/18     1,273,012
    1,000   San Marcos Community Facilities District # 2002-01, California,
               University Commons, Ser 2004                                          5.90   09/01/28       999,310
    5,000   Silicon Valley Tobacco Securitization Authority, California,
               Santa Clara Tobacco Securitization Corp, Ser 2007 C                   0.00   06/01/56       130,400
                                                                                                       -----------
                                                                                                         8,247,248
                                                                                                       -----------
            COLORADO (2.6%)
      155   Colorado Housing & Finance Authority, Ser 1998 Ser B-2 (AMT)             7.25   10/01/31       166,741
    1,000   Copperleaf Metropolitan District # 2, Colorado, Ser 2006                 5.95   12/01/36       841,910
      500   Elk Valley Public Improvement Corporation, Colorado, Ser 2001 A          7.30   09/01/22       520,080
      500   Elk Valley Public Improvement Corporation, Colorado, Ser 2001 A          7.35   09/01/31       517,080
                                                                                                       -----------
                                                                                                         2,045,811
                                                                                                       -----------
            CONNECTICUT (3.0%)
    1,000   Georgetown Special Taxing District, Connecticut, Ser 2006 A *           5.125   10/01/36       858,260
    1,500   Mohegan Tribe of Indians, Connecticut, Gaming Authority Ser 2001*        6.25   01/01/31     1,510,260
                                                                                                       -----------
                                                                                                         2,368,520
                                                                                                       -----------
            DISTRICT OF COLUMBIA (1.1%)
      905   Metropolitan Washington Airports Authority, District of Columbia &
               Virginia, CaterAir International Corp, Ser 1991 (AMT) ++            10.125   09/01/11       905,887
                                                                                                       -----------
            FLORIDA (13.2%)
      500   Alachua County Florida Industrial Development Revenue,
               North Florida, Retirement Village, Ser 2007                           5.88   11/15/36       467,585
      495   Bellalago Educational Facilities Benefits District, Florida,
               Bellalago Charter School, Ser 2004 B                                  5.80   05/01/34       489,357
      300   Brevard County Florida Health Facility (WI)                              6.75   01/01/37       301,002
      500   Fiddlers Creek Community Development District # 1, Florida,
               Ser 2005                                                              6.00   05/01/38       448,565
      250   Fountainbleau Lakes Florida Community Development District,
               Ser 2007 B                                                            6.00   05/01/15       237,535
    1,000   Grand Bay at Doral Community Development District, Florida,
               Ser 2007 A                                                            6.00   05/01/39       887,920
    1,000   Midtown Miami Community Development District, Florida, Parking
               Garage, Ser 2004 A                                                    6.25   05/01/37       970,500
    1,100   Orange County Health Facilities Authority, Florida, Orlando Lutheran
               Towers Inc, Ser 2005                                                 5.375   07/01/20     1,024,122
    2,000   Orange County Health Facilities Authority, Florida, Westminster
               Community Care Services Inc, Ser 1999                                 6.75   04/01/34     2,036,619
    1,000   Pinellas County Health Facilities Authority, Florida, Oaks of
               Clearwater, Ser 2004                                                  6.25   06/01/34     1,022,960
    2,000   St Johns County Industrial Development Authority, Florida, Glenmoor
               Ser 1999 A                                                            8.00   01/01/30+    2,219,400
      300   Tolomato Community Development District, Florida                         6.55   05/01/27       292,749
                                                                                                       -----------
                                                                                                        10,398,314
                                                                                                       -----------

            HAWAII (1.9%)
    1,500   Hawaii Department of Budget & Finance, Wilcox Memorial Hospital
               Ser 1998                                                              5.50   07/01/28     1,501,035
                                                                                                       -----------
            ILLINOIS (4.9%)
      500   Bolingbrook, Illinois, Sales Tax, Ser 2005                               0.00@  01/01/24       518,585
    2,000   Chicago, Illinois, GNMA-Collateralized Ser 1998 A-1 (AMT)                6.45   09/01/29       243,708
      500   Chicago, Illinois, Lake Shore East Ser 2002                              6.75   12/01/32       520,800
      260   Hampshire, Special Service Area #18,Illinois, Ser 2007 A                 6.00   03/01/44       244,520
    1,000   Illinois Finance Authority, Landing at Plymouth, Ser 2005 A             5.625   02/15/37       915,950
      750   Illinois Health Facilities Authority, Villa St Benedict Ser 2003 A-1     6.90   11/15/33       662,400
      725   Pingree Grove Special Service Area #7, Illinois, Cambridge Lakes
               Ser 2006                                                              6.00   03/01/36       479,335
      300   Will-Kankakee Regional Development Authority                             7.00   12/01/42       299,391
                                                                                                       -----------
                                                                                                         3,884,689
                                                                                                       -----------
            INDIANA (3.1%)
      500   Indiana Health Facility Financing Authority, Riverview Hospital,
               Ser 2002                                                             6.125   08/01/31       517,370
      275   Saint Joseph County, Indiana, Holy Cross Village at Notre Dame
               Ser 2006 A                                                            6.00   05/15/26       268,111
    1,500   Upland, Indiana, Taylor University Ser 2002                             6.250   09/01/28     1,615,200
                                                                                                       -----------
                                                                                                         2,400,681
                                                                                                       -----------
            IOWA (2.1%)
      935   Iowa Health Facility Financing Authority, Riverview Hospital
               Ser 2002                                                              9.25   07/01/25     1,130,293
      500   Washington County Hospital, Iowa, Ser 2006                              5.375   07/01/26       485,855
                                                                                                       -----------
                                                                                                         1,616,148
                                                                                                       -----------
            KANSAS (2.6%)
    1,500   Olathe, Kansas, Catholic Care Ser 2006 A                                 6.00   11/15/38       942,510
    1,000   Overland Park development Corporation, Kansas, Convention Center
               Hotel Ser 2000 A                                                     7.375   01/01/32     1,119,370
                                                                                                       -----------
                                                                                                         2,061,880
                                                                                                       -----------
            MARYLAND (1.9%)
    1,235   Maryland Industrial Development Financing Authority, Medical Waste
            Associates LP 1989 Ser (AMT)                                             8.75   11/15/10     1,044,180
    1,000   Maryland State Health & Higher Educational Facilities Authority,
               King Farm Presbyterian Community Ser 2007 A                           5.30   01/01/37       435,440
                                                                                                       -----------
                                                                                                         1,479,620
                                                                                                       -----------
            MASSACHUSETTS (3.7%)
      935   Massachusetts Development Finance Agency, Kennedy-Donovan
               Center Inc 1990 Issue                                                 7.50   06/01/10       950,484
    1,425   Massachusetts Development Finance Agency, Loomis Communities,
                Ser 1999 A                                                          5.625   07/01/15     1,455,338
      500   Massachusetts Development Finance Authority, Evergreen Center
               Ser 2005                                                              5.50   01/01/35       471,550
                                                                                                       -----------
                                                                                                         2,877,372
                                                                                                       -----------
            MICHIGAN (1.2%)
    1,000   Michigan Tob Settlement Financial Authority, Ser 2007 A                  6.00   06/01/48       975,470
                                                                                                       -----------
            MINNESOTA (2.3%)
    1,250   Aitkin, Minnesota, Riverwood Healthcare Center Ser 2006                  5.60   02/01/32     1,142,788
      500   Buffalo, Minnesota, Center Minnesota Senior Housing Ser 2006 A           5.50   09/01/33       451,140
      250   North Oaks Minnesota SR Housing Revenue, Presbyterian Homes,
               North Oaks, Ser 2007                                                 6.125   10/01/39       245,680
                                                                                                       -----------
                                                                                                         1,839,608
                                                                                                       -----------
            MISSOURI (4.4%)
      250   Branson Hills Community Improvement District, Missouri,
               Ser 2007 A                                                            6.00   07/01/37       232,665
    1,000   Des Peres, Missouri, West County Center, Ser 2002                        5.75   04/15/20       992,520
    1,000   Kansas City Industrial Development Agency, Missouri, Bishop
               Spencer, Ser 2004 A                                                   6.25   01/01/24     1,000,840
    1,000   Kansas City Industrial Development Authority, Missouri, Plaza
               Library Ser 2004                                                      5.90   03/01/24       983,150
      750   St Louis County Industrial Development Authority, Missouri,
               Pediatric Rehabilitation Center, Ser 2007 A                          6.375   12/01/41       246,228
                                                                                                       -----------
                                                                                                         3,455,403
                                                                                                       -----------
            NEVADA (2.3%)
      500   Clark County Special Improvement District #142, Nevada,
               Mountain's Edge Ser 2003                                             6.375   08/01/23       509,904
      500   Henderson, Nevada, Local Improvement District #T-18, Ser 2006            5.30   09/01/35       402,015
    1,000   Nevada Department of Business & Industry, Las Vegas Monorail
               2nd Tier Ser 2000                                                    7.375   01/01/40       924,780
                                                                                                       -----------
                                                                                                         1,836,699
                                                                                                       -----------

            NEW HAMPSHIRE (1.3%)
    1,000   New Hampshire Higher Educational & Health Facilities Authority,
               Littleton Hospital Assn Ser 1998 A                                    6.00   05/01/28     1,004,860
                                                                                                       -----------
            NEW JERSEY  (5.1%)
    1,000   Franciscan Oaks Ser 1997                                                 5.70   10/01/17     1,002,829
      500   New Jersey Economic Development Authority, Cedar Crest
                Village Inc, Ser 2001 A                                              7.25   11/15/31+      575,125
    1,000   New Jersey Economic Development Authority, Franciscan
               Oaks, Ser 1997                                                        5.75   10/01/23       980,630
      500   New Jersey Economic Development Authority, Lions Gate,
               Ser 2005 A                                                           5.875   01/01/37       469,455
    1,000   New Jersey Health Care Facilities Financing Authority, Raritan Bay
               Medical Center, Ser 1994                                              7.25   07/01/27     1,009,900
                                                                                                       -----------
                                                                                                         4,037,939
                                                                                                       -----------
            NEW YORK (4.0%)
    1,000   Mount Vernon Industrial Development Agency, New York,
               Meadowview at the Wartburg, Ser 1999                                  6.20   06/01/29     1,004,350
    1,000   New York City Industrial Development Agency, New York,
               7 World Trade Center LLC, Ser 2005 A                                  6.50   03/01/35     1,032,380
    1,000   New York City Industrial Development Agency, New York,
               American Airlines Inc, Ser 2005 (AMT)                                 7.75   08/01/31     1,093,150
                                                                                                       -----------
                                                                                                         3,129,880
                                                                                                       -----------
            NORTH CAROLINA (0.6%)
      250   North Carolina Medical Care Commission Healthcare Facilities,
               Southminster Project A                                                5.75   10/01/37       245,950
      500   North Carolina Medical Care Commission, Presbyterian Homes,
               Ser 2006                                                              5.50   10/01/31       482,925
                                                                                                       -----------
                                                                                                           728,875
                                                                                                       -----------
            NORTH DAKOTA (0.3%)
    1,500   Ward County, North Dacota, Trinity Health Ser 2006                      5.125   07/01/29       239,630
                                                                                                       -----------
            OHIO (3.2%)
    1,800   Buckeye Tobacco Settlement Financing Authority
               Asset Backed Ser 2007A-2@@                                           5.875   06/01/30     1,758,282
      450   Cuyahoga County, Health Care & Independent Living Facilities, Ohio,
               Eliza Jennings Senior Care Ser 2007 A                                 5.75   05/15/27       438,687
      300   Tuscarawas County Hospital Facilities, Ohio, The Twin City Hospital
               Corporation Ser 2007                                                  6.35   11/01/37       282,087
                                                                                                       -----------
                                                                                                         2,479,056
                                                                                                       -----------
            OKLAHOMA (1.7%)
      300   Chickasaw Nation Oklahoma (WI)                                           6.25   12/01/32       301,629
    1,000   Oklahoma Development Finance Authority, Comanche County
               Hospital 2000 Ser B                                                   6.60   07/01/31     1,037,830
                                                                                                       -----------
                                                                                                         1,339,459
                                                                                                       -----------
            PENNSYLVANIA (6.9%)
      500   Allegheny County Hospital Development Authority, Pennsylvania,
               Pittsburgh Mills Ser 2004                                             5.60   07/01/23       502,515
    2,000   Allegheny County Development Authority, Pennsylvania, West Penn
            Ser 2007 A@@                                                            5.375   11/15/40     1,735,790
      750   Bucks County Industrial Development Authority, Pennsylvania,  Ann's
               Choice, Ser 2005 A                                                   6.250   01/01/35       739,418
      425   Carbon County Industrial Development Authority, Pennsylvania,
               Panther Creek Partners Refg, Ser 2000 (AMT)                           6.65   05/01/10       434,826
    1,000   Harrisburg Authority, Pennsylvania, Harrisburg University of
               Science & Technology, Ser 2007 B                                      6.00   09/01/36       992,460
      500   Montgomery County Industry Development Authority, Pennsylvania,
               Whitemarsh Community, Ser 2005                                        6.25   02/01/35       492,905
      500   Pennsylvania Economic Development Financing Authority, Reliant
               Energy Inc, Ser 2001 A (AMT)                                          6.75   12/01/36       508,925
                                                                                                       -----------
                                                                                                         5,406,839
                                                                                                       -----------
            SOUTH CAROLINA (2.5%)
    1,100   South Carolina Jobs-Economic Development Authority, Lutheran
               Homes, Ser 2007                                                       5.50   05/01/28       995,698
      750   South Carolina Jobs-Economic Development Authority, Wesley
               Commons, Ser 2006                                                     5.30   10/01/36       643,395
      325   South Carolina Jobs-Economic Development Authority, Woodlands at
               Furman Ser 2007 A                                                     6.00   11/15/37       296,923
                                                                                                       -----------
                                                                                                         1,936,016
                                                                                                       -----------
            TENNESSEE (2.7%)
    1,000   Chattanooga Health Educational & Housing Facilities Board,
               Tennessee, Student Housing Refg, Ser 2005 A                           5.00   10/01/25       941,010
      500   Shelby County Health, Educational & Housing Facilities Board,
               Tennessee, Trezevant Manor, Ser 2006 A                                5.75   09/01/37       472,500
      750   Shelby County Health, Educational & Housing Facilities Board,
               Tennessee, Village at Germantown, Ser 2003 A                          7.25   12/01/34       725,355
                                                                                                       -----------
                                                                                                         2,138,865
                                                                                                       -----------

            TEXAS (3.1%)
      500   Austin Convention Enterprises Inc, Texas, Convention Center
               Hotel, Ser 2006 B                                                     5.75   01/01/34       465,110
      500   Decatur Hospital Authority, Texas, Wise Regional Health, Ser 2004 A     7.125   09/01/34       515,265
      500   HFDC Central Texas Inc, Legacy at Willow Bend, Ser 2006 A                5.75   11/01/36       448,105
    1,000   Lubbock, Health Facilities Development Corporation, Texas, Carillon
               Senior Lifecare, Ser 2005 A                                           6.50   07/01/26     1,004,920
                                                                                                       -----------
                                                                                                         2,433,400
                                                                                                       -----------
            VIRGINIA  (4.7%)
    2,527   Chesterfield County Industrial Development Authority, Virginia,
               Brandermill Woods Ser 1998                                            6.50   01/01/28     2,557,879
    1,000   Peninsula Ports Authority of Virginia, Virginia Baptist Homes
               Ser 2006 C                                                            5.40   12/01/33       882,700
      300   Peninsula Town Center Community Development Authority,
               Ser 2007                                                              6.45   09/01/37       298,200
                                                                                                       -----------
                                                                                                         3,738,779
                                                                                                       -----------
            WASHINGTON  (1.5%)
      290   Washington Housing Finance Commission, FNMA Collateralized Refg
               Ser 1990 A                                                            7.50   01/01/23       290,534
    1,000   Washington Housing Finance Commission, Skyline at First Hill
               Ser 2007 A                                                           5.625   01/01/38       902,710
                                                                                                       -----------
                                                                                                         1,193,244
                                                                                                       -----------
            WYOMING (2.0%)
    1,500   Teton County Hospital District, Wyoming, St John's Medical Center
               Ser 2002                                                              6.75   12/01/27     1,533,225
                                                                                                       -----------
            TOTAL TAX-EXEMPT MUNICIPAL BONDS
             (Cost $85,369,162)                                                                         83,572,100
                                                                                                       -----------

  NUMBER
OF SHARES
  (000)
---------
            SHORT-TERM INVESTMENT (a) (0.2%)
            Investment Company
      194   Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio -
               Institutional Class
               (Cost $193,632)                                                                             193,632
                                                                                                       -----------

            TOTAL INVESTMENTS  (Cost $85,562,794)                                                       83,765,732
                                                                                                       -----------

PRINCIPAL
AMOUNT IN
THOUSANDS
---------
            FLOATING RATE NOTES AND OTHER TRUSTS OBLIGATIONS RELATED TO
            SECURITIES HELD  (- 6.5%)
   (5,155)  Notes with interest rates ranging from 3.48% to 3.57% at
               December 31, 2007 and contractual maturities of collateral ranging from 12/01/24 to 06/01/47 +++ (b)
               (Cost ($5,155,000))                                                                      (5,155,000)
                                                                                                       -----------
            TOTAL NET INVESTMENTS
               (Cost $80,407,794) (c) (d)                                                       99.6%   78,610,732
            OTHER ASSETS IN EXCESS OF LIABILITIES                                                0.4       314,414
                                                                                               -----   -----------
            NET ASSETS                                                                         100.0%  $78,925,146
                                                                                               =====   ===========

----------
AMT  Alternative Minimum Tax.

COPs Certificates of Participation.

RITES Residual Interest Tax-Exempt Security.

WI   Security purchased on a when - issued basis.

+    Prerefunded to call date shown.

++   Joint exemption.

+++ Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at December 31, 2007.

@ Security is a "step-up" bond where the coupon increases on a predetermined future date

@@   Underlying security related to inverse floater entered into by the Fund.

# Current coupon rate for inverse floating rate municipal obligation. This rate resets periodically as the auction rate on the related security changes. Positions in inverse floating rate municipal obligations have a total value of $698,290 which represents 0.9% of net assets.

*    Resale is restricted to qualified institutional Investors.

(a) The Fund invests in Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio - Institutional Class . Income distributions earned by the Fund totaled $18,474, for the period ended December 31, 2007.

(b) Floating Rate Note Obligations Related to Securities Held - The Fund enters into transactions in which it transfers to Dealer Trusts ("Dealer Trusts"), fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts' assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interest in the bonds. The Fund enters into shortfall agreements with the Dealer Trusts which commit the Fund to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts. The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund's investment assets, and the related floating rate notes reflected as Fund liabilities. The notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date.

(c) Securities have been designated as collateral in an amount equal to $1,050,990 in connection with the purchase of when-issued securities.

(d) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Municipal Income Opportunities Trust III


/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 15, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 15, 2008


/s/ Francis Smith
Francis Smith
Principal Financial Officer
February 15, 2008


                                        3